Fair values - Summary of movement of financial assets and liabilities accounted for at fair values at level 3 (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Other investments
Balance at the beginning	[1]	€ 1,462,337
Balance at the end		2,235,161	€ 1,462,337	[1]
Level 3 | Contingent consideration
Contingent consideration
Balance at the beginning		(6,381)	(4,265)
Exchange rate differences		(268)	324
Addition			(2,941)
Consumption		445
Reclassification to Liabilities		3,571
Net income/expense effected		1,530	501
Balance at the end		(1,103)	(6,381)
Level 3 | Long-term investments
Other investments
Balance at the beginning		19,289	11,462
Addition		6,647	6,327
Net income/expense effected		(2,009)	1,500
Balance at the end		€ 23,927	€ 19,289

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”